CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue		$ 62,753	$ 61,860	$ 60,530
Cost		27,201	27,560	27,842
Gross profit		35,551	34,300	32,687
Expense and other (income)
Selling, general and administrative		19,688	19,003	18,609
Research, development and engineering		7,479	6,775	6,567
Intellectual property and custom development income		(996)	(860)	(663)
Other (income) and expense	[1]	1,871	(914)	5,803
Interest expense		1,712	1,607	1,216
Total expense and other (income)		29,754	25,610	31,531
Income from continuing operations before income taxes		5,797	8,690	1,156
Provision for/(benefit from) income taxes	[1]	(218)	1,176	(626)
Income from continuing operations		6,015	7,514	1,783
Income/(loss) from discontinued operations, net of tax		8	(12)	(143)
Net income	[1]	$ 6,023	$ 7,502	$ 1,639
Assuming dilution
Continuing operations (in dollars per share)	[1]	$ 6.42	$ 8.15	$ 1.95
Discontinued operations (in dollars per share)	[1]	0.01	(0.01)	(0.16)
Total (in dollars per share)	[1]	6.43	8.14	1.80
Basic
Continuing operations (in dollars per share)	[1]	6.53	8.25	1.97
Discontinued operations (in dollars per share)	[1]	0.01	(0.01)	(0.16)
Total (in dollars per share)	[1]	$ 6.53	$ 8.23	$ 1.82
Weighted-average number of common shares outstanding
Assuming dilution (in shares)		937,161,224	922,073,828	912,269,062
Basic (in shares)		921,767,834	911,210,319	902,664,190
Services
Revenue		$ 29,813	$ 30,378	$ 30,206
Cost		20,529	21,051	21,062
Sales
Revenue		32,231	30,745	29,673
Cost		6,303	6,127	6,374
Financing
Revenue		709	737	651
Cost		$ 369	$ 382	$ 406

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.